Subsequent Event (Details) - HKD HKD in Millions		12 Months Ended
	Apr. 12, 2017	Dec. 31, 2016
Subsequent Event (Textual)
Fine against Rifa Futures		HKD 3
Subsequent Event [Member]
Subsequent Event (Textual)
Fine against Rifa Futures	HKD 3